FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 66.0%
	Construction & Engineering — 1.3%
81,581	Fluor Corp. (b) (c)	$3,346,452
22,502	Quanta Services, Inc. (b)	8,504,856
		11,851,308
	Electric Utilities — 12.1%
35,000	ALLETE, Inc.	2,245,250
170,857	American Electric Power Co., Inc. (b)	18,968,544
10,231	Constellation Energy Corp. (b)	3,150,943
87,918	Duke Energy Corp. (b)	10,769,076
214,666	Entergy Corp. (b)	18,909,928
79,838	Evergy, Inc.	5,689,256
15,975	IDACORP, Inc.	1,998,473
145,200	NextEra Energy, Inc. (b)	10,461,660
372,035	PPL Corp. (b)	13,568,116
193,131	Southern (The) Co. (b)	17,825,991
77,330	Xcel Energy, Inc. (b)	5,597,919
		109,185,156
	Electrical Equipment — 1.1%
52,459	Generac Holdings, Inc. (b) (c)	9,718,030
	Energy Equipment & Services — 2.4%
202,858	Archrock, Inc. (b)	5,022,764
254,698	Halliburton Co. (b)	5,789,286
58,508	Helmerich & Payne, Inc. (b)	1,222,232
211,711	NOV, Inc. (b)	2,813,639
177,791	Schlumberger N.V. (b)	6,549,820
		21,397,741
	Gas Utilities — 5.3%
159,255	AltaGas Ltd. (CAD)	4,720,771
10,427	Atmos Energy Corp.	1,732,238
270,167	National Fuel Gas Co. (b)	23,434,286
49,890	New Jersey Resources Corp.	2,359,298
119,874	ONE Gas, Inc.	9,170,361
191,863	UGI Corp. (b)	6,646,134
		48,063,088
	Independent Power and Renewable Electricity Producers — 1.8%
521,750	AES (The) Corp. (b)	7,064,495
242,210	Clearway Energy, Inc., Class A	6,827,900
11,419	Vistra Corp. (b)	2,159,447
		16,051,842
	Multi-Utilities — 8.3%
22,825	Ameren Corp. (b)	2,277,479
209,663	Atco Ltd., Class I (CAD)	7,677,542
377,566	CenterPoint Energy, Inc. (b)	14,238,014
62,090	CMS Energy Corp. (b)	4,443,781
85,253	Dominion Energy, Inc. (b)	5,106,655
97,674	DTE Energy Co. (b)	13,347,152
123,336	NiSource, Inc.	5,213,413
131,383	Public Service Enterprise Group, Inc. (b)	10,816,762

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Multi-Utilities (Continued)
131,045	Sempra (b)	$10,819,075
5,824	WEC Energy Group, Inc.	620,314
		74,560,187
	Oil, Gas & Consumable Fuels — 33.5%
95,658	Cheniere Energy, Inc. (b)	23,132,018
24,012	Core Natural Resources, Inc.	1,783,131
144,512	DT Midstream, Inc.	15,055,260
506,398	Enbridge, Inc. (b)	24,479,279
215,300	EQT Corp. (b)	11,161,152
234,330	Exxon Mobil Corp. (b)	26,781,576
13,546	Gulfport Energy Corp. (c)	2,357,411
131,629	Imperial Oil Ltd. (CAD)	11,944,228
291,543	Keyera Corp. (CAD)	9,393,656
1,207,564	Kinder Morgan, Inc. (b)	32,580,077
379,095	ONEOK, Inc. (b)	28,955,276
378,134	Shell PLC, ADR (b)	27,936,540
77,553	Targa Resources Corp. (b)	13,010,291
249,736	TC Energy Corp. (b)	13,001,256
462,761	TotalEnergies SE, ADR (b)	29,038,253
545,101	Williams (The) Cos., Inc. (b)	31,550,446
		302,159,850
	Water Utilities — 0.2%
59,848	Essential Utilities, Inc. (b)	2,364,594
	Total Common Stocks	595,351,796
	(Cost $560,392,579)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 27.1%
	Chemicals — 0.7%
289,726	Westlake Chemical Partners, L.P.	6,400,047
	Energy Equipment & Services — 0.3%
113,423	USA Compression Partners, L.P.	2,728,958
	Oil, Gas & Consumable Fuels — 26.1%
153,078	Cheniere Energy Partners, L.P.	8,456,029
3,195,356	Energy Transfer, L.P. (b)	56,621,708
2,327,602	Enterprise Products Partners, L.P.	74,809,128
159,164	Hess Midstream, L.P., Class A (b) (d)	6,557,557
270,398	Kimbell Royalty Partners, L.P. (d)	3,777,460
790,838	MPLX, L.P. (b)	40,229,929
489,441	Plains All American Pipeline, L.P.	8,809,938
974,536	Plains GP Holdings, L.P., Class A (b) (d)	18,808,545
249,298	Sunoco, L.P. (b)	13,038,285
290,887	TXO Partners, L.P.	4,098,598
		235,207,177
	Total Master Limited Partnerships	244,336,182
	(Cost $212,865,585)

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 6.8%
61,296,803	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.13% (e)	$61,296,803
	(Cost $61,296,803)
	Total Investments — 99.9%	900,984,781
	(Cost $834,554,967)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.7)%
	Call Options Written — (0.7)%
(4,183)	AES (The) Corp.	$(5,663,782)	$14.50	09/19/25	(104,575)
(186)	Ameren Corp.	(1,855,908)	100.00	09/19/25	(23,064)
(1,398)	American Electric Power Co., Inc.	(15,520,596)	110.00	09/19/25	(377,460)
(299)	Archrock, Inc.	(740,324)	25.00	10/17/25	(32,591)
(3,077)	CenterPoint Energy, Inc.	(11,603,367)	39.00	09/19/25	(53,848)
(776)	Cheniere Energy, Inc.	(18,765,232)	240.00	09/19/25	(582,000)
(505)	CMS Energy Corp.	(3,614,285)	75.00	09/19/25	(12,625)
(82)	Constellation Energy Corp.	(2,525,436)	337.50	09/19/25	(20,090)
(694)	Dominion Energy, Inc.	(4,157,060)	62.50	10/17/25	(34,700)
(238)	DTE Energy Co.	(3,252,270)	145.00	10/17/25	(13,090)
(716)	Duke Energy Corp.	(8,770,284)	125.00	10/17/25	(143,200)
(4,127)	Enbridge, Inc.	(19,949,918)	47.50	10/17/25	(722,225)
(4,000)	Energy Transfer, L.P.	(7,088,000)	19.00	09/19/25	(12,000)
(1,757)	Entergy Corp.	(15,477,413)	90.00	09/19/25	(170,429)
(764)	EQT Corp.	(3,960,576)	65.00	09/19/25	(1,528)
(958)	EQT Corp.	(4,966,272)	55.00	10/17/25	(139,868)
(490)	Essential Utilities, Inc.	(1,935,990)	40.00	09/19/25	(22,050)
(917)	Exxon Mobil Corp.	(10,480,393)	115.00	09/19/25	(164,143)
(984)	Exxon Mobil Corp.	(11,246,136)	115.00	10/17/25	(300,120)
(659)	Fluor Corp. (f) (g)	(2,703,218)	62.50	10/17/25	(3,954)
(459)	Generac Holdings, Inc.	(8,502,975)	220.00	11/21/25	(151,470)
(2,042)	Halliburton Co.	(4,641,466)	23.00	09/19/25	(110,268)
(478)	Helmerich & Payne, Inc.	(998,542)	20.00	09/19/25	(68,354)
(1,273)	Hess Midstream, L.P.	(5,244,760)	43.00	11/21/25	(187,767)
(4,500)	Kinder Morgan, Inc.	(12,141,000)	28.00	09/19/25	(76,500)
(1,787)	MPLX, L.P.	(9,090,469)	55.00	09/19/25	(3,574)
(366)	National Fuel Gas Co.	(3,174,684)	90.00	11/21/25	(64,965)
(1,161)	NextEra Energy, Inc.	(8,365,005)	80.00	10/17/25	(40,635)
(1,693)	NOV, Inc.	(2,249,997)	13.00	10/17/25	(143,905)
(3,076)	ONEOK, Inc.	(23,494,488)	87.50	09/19/25	(27,684)
(2,059)	Plains GP Holdings, L.P.	(3,973,870)	20.00	10/17/25	(41,180)
(3,018)	PPL Corp.	(11,006,646)	39.00	10/17/25	(54,324)
(1,000)	Public Service Enterprise Group, Inc.	(8,233,000)	90.00	09/19/25	(12,500)
(182)	Quanta Services, Inc.	(6,878,872)	440.00	09/19/25	(4,368)
(1,425)	Schlumberger N.V.	(5,249,700)	35.00	09/19/25	(293,550)
(1,068)	Sempra	(8,817,408)	85.00	10/17/25	(154,860)
(3,095)	Shell PLC	(22,865,860)	75.00	09/19/25	(253,790)
(1,548)	Southern (The) Co.	(14,288,040)	97.50	10/17/25	(85,140)
(619)	Sunoco, L.P. (f) (g)	(3,237,370)	57.50	09/19/25	(1,857)
(621)	Targa Resources Corp.	(10,417,896)	170.00	10/17/25	(385,020)
(1,582)	TC Energy Corp.	(8,235,892)	50.00	09/19/25	(383,635)
(263)	TC Energy Corp.	(1,369,178)	52.50	11/21/25	(43,395)

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(3,710)	TotalEnergies SE	$(23,280,250)	$65.00	09/19/25	$(137,270)
(1,563)	UGI Corp. (f) (g)	(5,414,232)	40.00	10/17/25	(3,126)
(91)	Vistra Corp.	(1,720,901)	210.00	10/17/25	(52,780)
(2,150)	Williams (The) Cos., Inc.	(12,444,200)	60.00	10/17/25	(193,500)
(2,210)	Williams (The) Cos., Inc.	(12,791,480)	60.00	11/21/25	(386,750)
(618)	Xcel Energy, Inc.	(4,473,702)	75.00	10/17/25	(45,114)
	Total Written Options				(6,340,841)
	(Premiums received $6,558,329)
	Net Other Assets and Liabilities — 0.8%				6,840,222
	Net Assets — 100.0%				$901,484,162

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	Non-income producing security.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of August 31, 2025.
(f)
This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
August 31, 2025, investments noted as such are valued at $(8,937) or (0.0)% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows:

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$595,351,796	$595,351,796	$—	$—
Master Limited Partnerships*	244,336,182	244,336,182	—	—
Money Market Funds	61,296,803	61,296,803	—	—
Total Investments	$900,984,781	$900,984,781	$—	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,340,841)	$(5,100,264)	$(1,231,640)	$(8,937)

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.